Filed with the Securities and Exchange Commission on  June 6, 1997

Securities Act File No.  33-64457
Investment Company Act File No.  811-7435
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933					[X]

Pre-Effective Amendment No.					[   ]
Post-Effective Amendment No. 10					[X]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940			[X]

Amendment No. 11						[X]


Smith Barney Concert  Allocation Series Inc.
(Formerly, Smith Barney Concert Series Inc.)
(Exact Name of Registrant as Specified in Charter)

388 Greenwich Street, New York, NY 10013
 (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: 212-816-6474

Christina T. Sydor, Esq.
Smith Barney Mutual Funds Management Inc.
388 Greenwich Street
New York, New York 10013
 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective

It is proposed that this filing will become effective:

		immediately upon filing pursuant to Rule 485(b) on _____________ pursuant to Rule 485(b)(i)(v)
	X	60 days after filing pursuant to Rule 485(a)
		75 days after filing pursuant to Rule 485(a)(2) on _________________ pursuant to Rule 485(a)





SMITH BARNEY CONCERT SERIES INC.

FORM N-1A
CROSS REFERENCE SHEET


Part A
Item No.

Heading in the Prospectus


1. Cover Page

Cover Page


2.  Synopsis
Prospectus Summary


3.  Condensed Financial Information
Not Applicable


4. General Description of
Registrant
Cover Page; Prospectus Summary;
Investment Objectives and
Management Policies; Why Invest in
the Concert Series; Description of
Underlying Smith Barney Funds;
Additional Information; Appendix


5.  Management of the Fund
Prospectus Summary; Management of
the Concert Series; Additional
Information


6.  Capital Stock and Other
Securities
Prospectus Summary; Dividends,
Distributions and Taxes; Purchase
of Shares; Additional Information


7.  Purchase of Securities Being
Offered
Purchase of Shares; Valuation of
Shares


8.  Redemption or Repurchase


Redemption of Shares

9.  Legal Proceedings
Not Applicable





Part B
Item No.

Heading in Statement of Additional
Information



10.  Cover Page

Cover Page


11.  Table of Contents
Table of Contents


12.  General Information and History
Not Applicable


13. Investment Objectives and
Policies
Investment Objectives and Management
Policies


14.  Management of the Fund
Management of the Concert Series


15. Control Persons and Principal
Holders of
Securities
Management of the Concert Series



16.  Investment Advisory and Other
Services
Management of the Concert Series;
Additional Information


17.  Brokerage Allocation and Other
Practices


Not Applicable

18.  Capital Stock and Other
Securities
Additional Information


19.  Purchase, Redemption and Pricing
of
Securities Being Offered
Purchase of Shares; Redemption of
Shares; Valuation of Shares


20.  Tax Status
Taxes (See in the Prospectus
"Dividends, Distributions and Taxes")


21.  Underwriters
Not Applicable



22. Calculation of Performance Data
Performance


23.  Financial Statements
Financial Statements





PART A

The Prospectus for Class A, Class B, Class C and Class Y shares of the High Growth, Growth, Balanced, Conservative and Income Portfolios of Smith Barney Concert Series Inc. (the "Fund") is incorporated by reference to Part A of Post-Effective Amendment No. 9 to the Fund's Registration Statement filed on May 29, 1997 and became effective on May 30, 1997(Accession No. 91155-97-260).

The Prospectus for the Select High Growth, Select Growth, Select Balanced, Select Conservative and Select Income Portfolios of the Fund is incorporated by reference to Part A of Post-Effective Amendment No. 9 to the Fund's Registration Statement filed on May 29, 1997 and became effective on May 30, 1997. (Accession No. 91155-97-000260).

The Prospectus for Class Z shares of the Growth, High Growth, Balanced, Conservative and Income Portfolios of the Fund is incorporated by reference to Part A of Post-Effective Amendment No. 9 to the Fund's Registration Statement filed on May 29, 1997 (Accession No. 91155-97-260) and became effective on May 30, 1997.

The Supplement to Prospectus dated August 5, 1996 (for Class A, Class B, Class C and Class Y shares of the High Growth, Growth, Balanced, Conservative and Income Portfolio of the Fund) for the purpose of creating a new portfolio, the Global Portfolio, is incorporated by reference to Part A of Post-Effective Amendment No. 6 to the Fund's Registration Statement filed on December 4, 1996 (Accession No. 91155-96-492) .

PART B

The Statement of Additional Information for Class A, Class B, Class C, Class Y and Class Z shares of the High Growth, Growth, Balanced, Conservative and Income Portfolios of Smith Barney Concert Series Inc. (the "Fund") is incorporated by reference to Part B of Post-Effective Amendment No. 9 to the Fund's Registration Statement filed on May 29, 1997 and became effective on May 30, 1997. (Accession No. 91155-97-000260).

The Statement of Additional Information for Select High Growth, Select Growth, Select Balanced, Select Conservative and Select Income Portfolios of the Fund is incorporated by reference to Part B of Post-Effective Amendment No. 9 to the Fund's Registration Statement filed on May 29, 1997 and became effective on May 30, 1997. (Accession No. 91155-97-000260).












PART C

	Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C of this Registration Statement.

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

         Included in Part A:

                Financial Highlights are incorporated by reference to Part A filed herewith.

         Included in Part B:

               The Registrant's Annual Report for the year ended January 31, 1997 and the Report of Independent Accountants are incorporated by reference to the Definitive 30b-1 filed on
               April 8,  1997  as  Accession  #   91155-97-
               184.

         Included in Part C:

               Consent of Independent Accountants is to be filed by amendment.

(b) Exhibits

b.	Exhibits:

	1.	Articles of Incorporation of the Registrant is incorporated by reference to Registrant's Registration Statement Pre-Effective Amendment No. 1 on Form N-1A as filed on January 23, 1996 (the "Registration Statement").

	1(a)	Articles Supplementary to the Articles of Incorporation of the
Registrant dated October 28, 1996 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed on October 31, 1996 ("Post-Effective Amendment No. 4").

	2.	Restated By-Laws of the Registrant is incorporated by reference to the Registration Statement.

	3.	Inapplicable.

	4.(a)	Registrant's form of stock certificates for Class A, B, C and Y shares of the High Growth Portfolio is incorporated by reference the Registration Statement.

	(b)	Registrant's form of stock certificates for Class A, B, C and Y shares of the Growth Portfolio is incorporated by reference to the Registration Statement.

	(c)	Registrant's form of stock certificates for Class A, B, C and Y shares of the Balanced Portfolio is incorporated by reference to the Registration Statement.

	(d)	Registrant's form of stock certificates for Class A, B, C and Y shares of the Conservative Portfolio is incorporated by reference to the Registration Statement.

	(e)	Registrant's form of stock certificates for Class A, B, C and Y shares of the Income Portfolios incorporated by reference to the Registration Statement.

	(f)	Registrant's form of stock certificate for shares of the Smith
Barney Concert Series - Select High Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement as filed August 13, 1996 ("Post-Effective Amendment No. 3").

	(g)	Registrant's form of stock certificate for shares of the Smith
Barney Concert Series - Select Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

	(h)	Registrant's form of stock certificate for shares of the Smith
Barney Concert Series - Select Balanced Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

	(i)	Registrant's form of stock certificate for  shares of the Smith
Barney Concert Series - Select Conservative Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

	(j)	Registrant's form of stock certificate for shares of the Smith
Barney Concert Series - Select Income Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

	(k)	Registrant's form of stock certificate for Class Z shares of the
High Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

	(l)	Registrant's form of stock certificate for Class Z shares of the
Growth Portfolio is incorporated by reference to Post-Effective Amendment No.
5.

	(m) 	Registrant's form of stock certificate for Class Z shares of the
Balanced Portolio is incorporated by reference to Post-Effective Amendment No.
5.

	(n)	Registrant's form of stock certificate for Class Z shares of the
Conservative Portfolio is incorporated by reference to Post-Effective
Amendment No. 5.

	(o)	Registrant's form of stock certificate for Class Z shares of the
Income Portfolio is incorporated by reference to Post-Effective Amendment No.
5.


	(p)	Registrant's form of stock certificate for Class A, B, C and Y shares of the Global Portfolio will be filed by amendment.

	5.(a)	Form of Asset Allocation and Administration Agreement between the
Registrant and Smith Barney Mutual Funds Management Inc. is incorporated by reference to the Registration Statement for each of the following:

	(i)	High Growth Portfolio

	(ii)	Growth Portfolio

	(iii)	Balanced Portfolio

	(iv)	Conservative Portfolio

	(v)	Income Portfolio

	(vi)	Global Portfolio


	5.(b)	Form of Asset Allocation and Administration Agreement between the
Registrant and Travelers Investment Adviser, Inc. is incorporated by reference to Post-Effective Amendment No. 4 for each of the following:


	(i)	Select High Growth Portfolio

	(ii)	Select Growth Portfolio

	(iii)	Select Balanced Portfolio

	(iv)	Select Conservative Portfolio

	(v)	Select Income Portfolio

	6.(a)	Form of the Distribution Agreement between the Registrant and
Smith Barney Inc. is incorporated by reference to the Registration Statement.

	(b)	Form of the Distribution Agreement between the Registrant and PFS
Distributors, Inc. is incorporated by reference to the Registration Statement.

	(c)	Form of Participation Agreement between the Registrant and
Travelers Fund BD for Variable Annuities and Travelers Fund BD II for Variable Annuities is incorporated by reference to Post-Effective Amendment No. 4.

	7.	Inapplicable.

	8	Form of Custodian Agreement between the Registrant and PNC Bank,
National Association is incorporated by reference to the Registration
Statement.

	9.(a)	Form of Transfer Agency and Service Agreement between the
Registrant and The Shareholder Services Group, Inc. is incorporated by reference to the Registration Statement.

	(b)	Form of Sub-Transfer Agency Agreement between the Registrant and
PFS Shareholders Services is incorporated by reference to the Registration Statement.

	10.	Opinion and Consent of Willkie Farr & Gallagher as to legality of the series of shares being registered is incorporated by reference to the Registration Statement and Post-Effective
Amendment No. 4.


	11.	Consent of Independent Public Accountants is  filed herein.


	12.	Inapplicable.

	13.	Form of Purchase  Agreement  between the  Registrant  and the
Purchaser of the initial shares is incorporated by reference to the Registration Statement.

	14.	Inapplicable.

	15.	Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant and Smith Barney Inc. is incorporated by reference to the Registration Statement.

	16.	Inapplicable.

	17.	Inapplicable.

	18.	Form of Multiple  Class Plan pursuant to Rule 18f-3(d) of the
Investment Company Act of 1940 is incorporated by reference to the Registration Statement.

Item 25.	Persons Controlled by or Under Common Control with Registrant.

			None.

Item 26. 	Number of Holders of Securities.

		May 15, 1997				Record Holders
		Balanced Portfolio Class A		1,184
		Balanced Portfolio Class B 		4,146
		Balanced Portfolio Class C		1,142
		Balanced Portfolio Class Y		2
		Balanced Portfolio Class Z		2

		Income Portfolio Class A	 		176
		Income Portfolio Class  B			493
		Income Portfolio Class  C			160
		Income Portfolio Class  Y			2
		Income Portfolio Class Z			2

		High Growth Portfolio Class A		4,564
		High Growth Portfolio Class B		9,446
		High Growth Portfolio Class C		2,834
		High Growth Portfolio Class Y		3
		High Growth Portfolio Class Z		2

		Conservative Portfolio Class A		249
		Conservative Portfolio Class B		646
		Conservative Portfolio Class C		249
		Conservative Portfolio Class Y		2
		Conservative Portfolio Class Z		2


		Growth Portfolio Class A			4,357
		Growth Portfolio Class B			11,719
		Growth Portfolio Class C			2,810
		Growth Portfolio Class Y			2
		Growth Portfolio Class Z			2

Item 27. Indemnification.

	The response to this item is incorporated by reference to the Registrant Statement filed with the SEC on January 23, 1996.

Item 28.	Business or Other Connections of Investment Adviser.

Investment Adviser -- Smith Barney Mutual Funds Management Inc., formerly known as Smith Barney Advisers, Inc.


SBMFM was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of the Form ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).

Travelers Investment Adviser, Inc. ("TIA") was incorporated in June 1996 under the laws of the State of Delaware. TIA is a wholly owned subsidiary of The Plaza Corporation which, in turn, is an indirect wholly owned subsidiary of Travelers. TIA is registered as an investment adviser under the Advisers Act.

The list required by this Item 28 of officers and directors of TIA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of the Form ADV filed by TIA pursuant to the Advisers Act (SEC File No. 801-52365).


Item 29.	Principal Underwriters.

Smith Barney Inc. ("Smith Barney") also serves as distributor for each of the following investment companies:

	(a)	Smith Barney Managed Municipals Fund Inc.
		Smith Barney California Municipals Fund Inc.
		Smith Barney Massachusetts Municipals Fund
		Smith Barney Aggressive Growth Fund Inc.
		Smith Barney Appreciation Fund Inc.
		Smith Barney Principal Return Fund
		Smith Barney Income Funds
		Smith Barney Equity Funds
		Smith Barney Investment Funds Inc.
		Smith Barney Natural Resources Fund Inc.
		Smith Barney Telecommunications Trust
		Smith Barney Arizona Municipals Fund Inc.
		Smith Barney New Jersey Municipals Fund Inc.
		Smith Barney Managed Governments Fund
		The USA High Yield Fund N.V.
		Smith Barney Institutional Cash Management Fund Inc. Smith Barney Fundamental Value Fund Inc.
		Smith Barney Series Fund
		Consulting Group Capital Markets Funds
		Smith Barney Investment Trust
		Smith Barney Adjustable Rate Government Income Fund Smith Barney Oregon Municipals Fund
		Smith Barney Funds, Inc.
		Smith Barney Muni Funds
		Smith Barney World Funds, Inc.
		Smith Barney Money Funds, Inc.
		Smith Barney Municipal Money Market Fund, Inc.
		Smith Barney Variable Account Funds
		Travelers Series Fund Inc.
		Smith Barney Small Cap Disciplined Fund Inc.
		Smith Barney U.S. Dollar Reserve Fund (Cayman)
		Worldwide Special Fund, N.V.
		Worldwide Securities Limited (Bermuda)
		Smith Barney International Fund (Luxembourg), various series of unit investment trusts and various closed-end funds.


	(b)	The  information  required by this Item 29(b) with  respect to each director and officer of Smith Barney is incorporated by reference to Schedule A of the Form BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (File No. 8-8177).

	(c)	Inapplicable.


Item 30.	 Location of Accounts and Records.

	Certain accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the
"Investment Company Act"), and the Rules promulgated thereunder are maintained by Smith Barney Inc., 388 Greenwich Street, New York, New York 10013.

	Records relating to the duties of the Registrant's custodian are maintained by PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania. Records relating to the duties of the Registrant's transfer agent are maintained by First Data Investor Services Group, Inc., Exchange Place, Boston, Massachusetts.

Item 31.	 Management Services.

		Inapplicable.

Item 32.	Undertakings.

The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the question of removal of a Director or Directors when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to
comply  with the provisions  of  Section  16(c)  of  the  Investment   Company
Act  relating  to shareholder communications.

The Registrant hereby undertakes, insofar as indemnification for liability arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, to indemnify the Directors, officers and controlling persons of the Registrant. The Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.




SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 6th day of June, 1997.




SMITH BARNEY CONCERT  ALLOCATION SERIES INC.

Pursuant to the requirements of Rule 485(a) of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Smith Barney Concert Allocation Series Inc.,
 has duly caused this Post-Effective Amendment No.10 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York as of the 6th day of June, 1997.

						By:/s/ Heath B. McLendon
						Heath B. McLendon
						Chairman of the Board of Directors




Signature

Title
Date

/s/ Heath B. McLendon
Heath B. McLendon

Director; Chairman of
the Board
June 6, 1997

/s/ Jessica M. Bibliowicz
Jessica M. Bibliowicz
President
June 6, 1997

/s/ Lewis E. Daidone
Lewis E. Daidone
Senior Vice President;
Treasurer (Principal
Accounting Officer)

June 6, 1997


/s/ Walter E. Auch*
Walter E. Auch

Director
June 6, 1997

/s/ Martin Brody*
Martin Brody
Director

June 6, 1997


/s/ H. John Ellis*
H. John Ellis

Director
June 6, 1997

/s/ Stephen E.
Kaufman*
Stephen E. Kaufman
Director
June 6, 1997


/s/ Armon E. Kamesar*
Armon E. Kamesar
Director

June 6, 1997

/s/ Madelon DeVoe
Talley*
Madelon DeVoe Talley
Director

June 6, 1997



* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated January 23, 1996.

/s/ Heath B. McLendon
Heath B. McLendon